CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Total Shareholders' Equity [Member] USD ($)	Total Shareholders' Equity [Member] CNY	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] CNY
Balance at Dec. 31, 2011		572,871		13,323		311,907		37,441		209,768		1,230		573,669		(798)
Balance, shares at Dec. 31, 2011				13,062,500
Net income (loss)		(54,437)		0		0		0		(54,427)		0		(54,427)		(10)
Transfer to statutory reserve		0		0		0		0		0		0		0		0
Foreign currency translation adjustment		0		0		0		0		0		(8)		(8)		8
Balance at Dec. 31, 2012		518,434		13,323		311,907		37,441		155,341		1,222		519,234		(800)
Balance, shares at Dec. 31, 2012				13,062,500
Net income (loss)		(58,952)		0		0		0		(58,971)		0		(58,971)		19
Transfer to statutory reserve		0		0		0		0		0		0		0		0
Foreign currency translation adjustment		66		0		0		0		0		44		44		22
Balance at Dec. 31, 2013		459,548		13,323		311,907		37,441		96,370		1,266		460,307		(759)
Balance, shares at Dec. 31, 2013				13,062,500
Net income (loss)	(11,499)	(71,344)		0		0		0		(71,327)		0		(71,327)		(17)
Transfer to statutory reserve		0		0		0		0		0		0		0		0
Foreign currency translation adjustment		(85)		0		0		0		0		(67)		(67)		(18)
Balance at Dec. 31, 2014	$ 62,553	388,119	$ 2,147	13,323	$ 50,270	311,907	$ 6,034	37,441	$ 4,036	25,043	$ 194	1,199	$ 62,681	388,913	$ (128)	(794)
Balance, shares at Dec. 31, 2014			13,062,500